Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents consisted of the following:

	June 30, 2025	December 31, 2024
Cash at banks	4,208,116	3,344,196
- Time deposit	193,513	435,545
- Demand deposit	4,014,603	2,908,651
Other liquid assets	-	1,804,661
Total	4,208,116	5,148,857

Schedule of Time Deposit Maturity Dates and Interest Rates

As of June 30, 2025, the details of the Group’s time deposit, maturity dates and interest rates are as follows:

Currency	Maturity	Interest rate %	June 30, 2025
TL	July 1, 2025	49.25	180,835
TL	July 1, 2025	49.25	12,678
Total			193,513

As of December 31, 2024, the details of the Group’s time deposit, maturity dates and interest rates are as follows:

Currency	Maturity	Interest rate %	December 31, 2024
TL	January 24, 2025	49.25	172,410
TL	January 1, 2025	30	4,380
TL	January 1, 2025	40	39,910
TL	January 1, 2025	40	218,845
Total			435,545